Lease	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Lease
20.	Lease

In 2012, the Group disposed a portion of its property and equipment and investment property, and entered into lease agreements with respect to those assets. These sale and leaseback transactions were accounted for as operating leases. The Group entered into operating lease agreements and sublease agreements in relation to rented office space and the expected future lease payments and lease revenues as of December 31, 2017 are as follows:

(In millions of won)
	Minimum lease payments		Revenues
Less than 1 year	￦	49,289	1,926
1~5 years		101,872	916

	￦	151,161	2,842